Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
May 31, 2022

Dates Covered
Collections Period	05/01/22 - 05/31/22
Interest Accrual Period	05/16/22 - 06/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/22	904,900,448.29	35,902
Yield Supplement Overcollateralization Amount 04/30/22	23,318,406.55	0
Receivables Balance 04/30/22	928,218,854.84	35,902
Principal Payments	32,979,438.55	645
Defaulted Receivables	730,914.06	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/22	22,147,575.58	0
Pool Balance at 05/31/22	872,360,926.65	35,229

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.55%
Prepayment ABS Speed	1.62%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	6,211,298.62	221
Past Due 61-90 days	1,733,466.33	62
Past Due 91-120 days	416,176.61	18
Past Due 121+ days	0.00	0
Total	8,360,941.56	301

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.93%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	544,249.98
Aggregate Net Losses/(Gains) - May 2022	186,664.08
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.24%
Prior Net Losses/(Gains) Ratio	0.19%
Second Prior Net Losses/(Gains) Ratio	0.36%
Third Prior Net Losses/(Gains) Ratio	0.05%
Four Month Average	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.09%

Overcollateralization Target Amount	10,032,150.66
Actual Overcollateralization	10,032,150.66
Weighted Average Contract Rate	3.91%
Weighted Average Contract Rate, Yield Adjusted	5.20%
Weighted Average Remaining Term	55.03

Flow of Funds	$ Amount
Collections	36,498,723.90
Investment Earnings on Cash Accounts	2,181.03
Servicing Fee	(773,515.71)
Transfer to Collection Account	-
Available Funds	35,727,389.22

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	470,289.11
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,863,166.48
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	17,270,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,032,150.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,023,291.30

Total Distributions of Available Funds	35,727,389.22

Servicing Fee	773,515.71
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 05/16/22	894,494,093.13
Principal Paid	32,165,317.14
Note Balance @ 06/15/22	862,328,775.99

Class A-1
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-2
Note Balance @ 05/16/22	333,694,093.13
Principal Paid	32,165,317.14
Note Balance @ 06/15/22	301,528,775.99
Note Factor @ 06/15/22	77.8339639%

Class A-3
Note Balance @ 05/16/22	387,400,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	387,400,000.00
Note Factor @ 06/15/22	100.0000000%

Class A-4
Note Balance @ 05/16/22	121,600,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	121,600,000.00
Note Factor @ 06/15/22	100.0000000%

Class B
Note Balance @ 05/16/22	34,530,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	34,530,000.00
Note Factor @ 06/15/22	100.0000000%

Class C
Note Balance @ 05/16/22	17,270,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	17,270,000.00
Note Factor @ 06/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	538,780.78
Total Principal Paid	32,165,317.14
Total Paid	32,704,097.92

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	97,327.44
Principal Paid	32,165,317.14
Total Paid to A-2 Holders	32,262,644.58

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4692395
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0136885
Total Distribution Amount	28.4829280

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2512324
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	83.0286968
Total A-2 Distribution Amount	83.2799292

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	151.19
Noteholders' Third Priority Principal Distributable Amount	536.92
Noteholders' Principal Distributable Amount	311.89

Account Balances	$ Amount
Reserve Account
Balance as of 05/16/22	2,877,704.48
Investment Earnings	1,530.99
Investment Earnings Paid	(1,530.99)
Deposit/(Withdrawal)	-
Balance as of 06/15/22	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,429,096.04	$3,794,545.45	$4,263,297.18
Number of Extensions	142	123	133
Ratio of extensions to Beginning of Period Receivables Balance	0.48%	0.39%	0.43%